Corporate transactions - Discontinued UK and Europe operations (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Total comprehensive income
Total revenue, net of reinsurance		$ 55,973	$ 93,736	$ 35,845
Total charges net of reinsurance		(54,071)	(91,846)	(32,607)
Total (loss) profit before tax	[1]	2,419	2,287	3,557
Loss for the year from discontinued operations			(1,161)	1,142
Other comprehensive income
Total comprehensive income from discontinued operations			1,710	537
Cash flows
Net cash flows in the year	[2]		(5,690)	(610)
Cash and cash equivalents at beginning of year		6,965	15,442	14,461
Effect of exchange rate changes on cash and cash equivalents	[2]	70	203	(529)
Cash and cash equivalents at end of year		$ 8,018	6,965	15,442
UK & Europe Discontinued Operations (M&G Prudential)
Total comprehensive income
Total revenue, net of reinsurance			33,212	(2,487)
Total charges net of reinsurance			(31,118)	3,349
Profit before tax			2,094	862
Re-measurement on demerger			188
Cumulative exchange loss recycled from other comprehensive income			(2,668)
Total (loss) profit before tax			(386)	862
Tax (charge) credit			(775)	280
Loss for the year from discontinued operations			(1,161)	1,142
Other comprehensive income
Cumulative exchange loss recycled through profit or loss			2,668
Other items, net of related tax			203	(605)
Other comprehensive income (loss) for the year, net of related tax			2,871	(605)
Total comprehensive income from discontinued operations			1,710	537
Cash flows
Cash flows from operating activities			2,375	5
Cash flows from investing activities			(454)	(478)
Cash flows from financing activities				(137)
Cash and cash equivalents divested on demerger			(7,611)
Net cash flows in the year			(5,690)	(610)
Net cash flows between discontinued and continuing operations			(436)	(842)
Cash and cash equivalents at beginning of year			6,048	7,857
Effect of exchange rate changes on cash and cash equivalents			78	(357)
Cash and cash equivalents at end of year				$ 6,048
Pre-demerger dividend			(4,525)
Payment received from Prudential plc for the transfer of debt to M&G plc prior to the demerger			$ 4,161

[1]	This measure is the formal profit before tax measure under IFRS Standards. It is not the result attributable to shareholders principally because total corporate tax of the Group includes those on the income of consolidated with-profits and unit-linked funds that, through adjustments to benefits, are borne by policyholders. These amounts are required to be included in the tax charge of the Company under IAS 12. Consequently, the IFRS profit before tax measure is not representative of pre-tax profit attributable to shareholders as it is determined after deducting the cost of policyholder benefits and movements in the liability for unallocated surplus of with-profits funds after adjusting for tax borne by policyholders.
[2]	The 2019 cash flows shown in the statement of cash flow above are presented excluding any transactions between continuing and discontinued operations. The 2019 effect of exchange rate changes included $78 million from discontinued operations up to demerger. See note D1.3 for details.